Net Loss Attributable to Common Shareholders - Schedule of Potentially Dilutive Shares Not Included in Calculation of Diluted Shares Outstanding (Detail) - shares	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Earnings Per Share [Line Items]
Stock Options	24,666,666		24,666,666
LCP Edge Intermediate, Inc. [Member] | Equity Option [Member]
Schedule Of Earnings Per Share [Line Items]
Stock Options		1,509		542	1,509	1,473